1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Tables
Net Income (loss) Per Common Share
	March 31, 2016	December 31, 2015
Common stock issuable upon conversion of convertible debentures	3,652,333	2,091,000
Options to purchase common stock	6,210,461	2,815,000
Warrants to purchase common stock	10,653,278	9,766,000
Totals	20,516,072	14,672,000

	2015	2014
Common stock issuable upon conversion of convertible debentures	2,091,000	2,691,000
Options to purchase common stock	5,495,000	2,050,000
Warrants to purchase common stock	8,900,834	9,324,000
Totals	16,486,834	13,975,000